Trade Accounts Receivable - Trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Trade Accounts Receivable
Unbilled receivables	$ 2.4	$ 4.6
Percentage of account receivable	10.00%	10.00%